MASSMUTUAL SELECT FUNDS
Supplement dated August 15, 2018 to the
Prospectus dated February 9, 2018
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective August 31, 2018, the following information supplements the information for the MassMutual Select T. Rowe Price Real Assets Fund found on page 23 of the Prospectus in the section titled Management:
Richard A. Coghlan and Christopher Faulkner-MacDonagh will join Wyatt A. Lee as the Fund’s co-portfolio managers. Effective January 1, 2019, Mr. Lee will step down from his responsibilities as a co-portfolio manager, and Mr. Coghlan and Mr. Faulkner-MacDonagh will continue to serve as the Fund’s co-portfolio managers.
Effective August 31, 2018, the following information supplements the information for the MassMutual Select T. Rowe Price Real Assets Fund found on page 23 of the Prospectus in the section titled Management:
Richard A. Coghlan is a Portfolio Manager at T. Rowe Price. He has managed the Fund since August 2018.
Christopher Faulkner-MacDonagh is a Portfolio Manager at T. Rowe Price. He has managed the Fund since August 2018.
Effective August 31, 2018, the following information replaces the information for the MassMutual Select T. Rowe Price Real Assets Fund found on pages 49-51 of the Prospectus under the heading Suabdviser and Portfolio Managers in the section titled Management of the Funds:
Wyatt Lee, CFA ___________________________________________________________________
is a portfolio manager of the MassMutual Select T. Rowe Price Real Assets Fund. Mr. Lee is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1999 and his investment experience dates from 1997. Mr. Lee has served as a portfolio manager for T. Rowe Price throughout the past five years. Effective January 1, 2019, Mr. Lee will step down from his responsibilities as a co-portfolio manager, and Mr. Coghlan and Mr. Faulkner-MacDonagh will continue to serve as the Fund’s co-portfolio managers.
Richard A. Coghlan ________________________________________________________________
is a portfolio manager of the MassMutual Select T. Rowe Price Real Assets Fund. Mr. Coghlan is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2017 and his investment experience dates from 1997. Since joining T. Rowe Price, he has served as a portfolio manager in the Multi-Asset Division of T. Rowe Price. Prior to joining T. Rowe Price, he worked as a fund manager and the head of Multi-Asset Asia for Schroders Investment Management.
Christopher Faulkner- MacDonagh   ___________________________________________________
is a portfolio manager of the MassMutual Select T. Rowe Price Real Assets Fund. Mr. Faulkner-MacDonagh is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2016 and his investment experience dates from 1998. Since joining T. Rowe Price, he has served as a portfolio strategist. Prior to joining T. Rowe Price, he worked as a market strategist at Standard Life Investments and as a senior economist at Ziff Brothers Investments.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-18-03

MASSMUTUAL SELECT FUNDS
Supplement dated August 15, 2018 to the
Statement of Additional Information dated February 9, 2018
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective August 31, 2018, the following information replaces similar information for T. Rowe Price related to the MassMutual Select T. Rowe Price Real Assets Fund found on page B-97 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Real Assets Fund are Wyatt Lee***, Richard A. Coghlan, and Christopher Faulkner-MacDonagh.
Effective August 31, 2018, the following information supplements the information related to the MassMutual Select T. Rowe Price Real Assets Fund found on page B-97 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Richard Coghlan
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Christopher Faulkner-MacDonagh
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of June 30, 2018.

**
Does not include the MM Select T. Rowe Price Real Assets Fund.

Ownership of Securities:
As of June 30 2018, Mr. Coghlan and Mr. Faulkner-MacDonagh did not own any shares of the MM Select T. Rowe Price Real Assets Fund.
***
Effective January 1, 2019, Mr. Lee will step down from his responsibilities as a co-portfolio manager, and Mr. Coghlan and Mr. Faulkner-MacDonagh will continue to serve as the Fund’s co-portfolio managers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-18-04